Accrued Expenses and Other Current Liabilties	12 Months Ended
Dec. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Accrued Expenses and Other Current Liabilties

9. Accrued Expenses and Other Current Liabilities

At December 31, 2013 and 2012, accrued expenses and other current liabilities consisted of the following:

	2013	2012
Accrued salaries, wages and incentive plan compensations	$542,230	$481,920
Unapplied cash and receivable credits	302,337	198,834
Accrued insurance	201,346	187,254
Accrued interest	122,166	111,532
Special charge for legal matters	115,000	115,000
Accrued operating expenses	102,914	91,529
Withholding tax and VAT	93,407	96,157
Derivative financial instruments	25,701	26,578
Other	507,432	478,667
Total accrued expenses and other current liabilities	$2,012,533	$1,787,471

In 2001, the Company recorded a $258,159 special charge to address legal matters relating to transactions pursuant to the Agreement and Plan of Reorganization dated at February 4, 1996 by and between W.R. Grace & Co. and Fresenius SE (the “Merger”), estimated liabilities and legal expenses arising in connection with the W.R. Grace & Co. Chapter 11 proceedings (the “Grace Chapter 11 Proceedings”) and the cost of resolving pending litigation and other disputes with certain commercial insurers. During the second quarter of 2003, the court supervising the Grace Chapter 11 Proceedings approved a definitive settlement agreement entered into among the Company, the committees representing the asbestos creditors and W.R. Grace & Co. Under the settlement agreement, the Company had agreed to pay $115,000, without interest, upon plan confirmation. On February 3, 2014, the plan was confirmed and became effective. The Company paid the $115,000 at that time. All other matters included in the special charge have now been resolved (see Note 20).

Included in the other item in the table above are accruals for legal and compliance costs, physician compensation, commissions, short-term portion of pension liabilities, bonuses and rebates, accrued rents, and pending payments for purchase considerations for certain acquisitions.